Leases - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Total cash outflow	$ 21,002	$ 25,422
Interest on lease liabilities	$ 3,908	$ 4,254